Related Party Transactions - Summary of Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries and wages	$ 1,743	$ 537	$ 534
Stock compensation expense	28,376	62	133
Pension and other post-employment benefits	60	33	32
Other employee benefits	18	29	84
Total	$ 30,197	$ 661	$ 783